Financing Receivables - Changes (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) loan	Jun. 30, 2020 USD ($) loan	Jun. 30, 2021 USD ($) loan	Jun. 30, 2020 USD ($) loan	Dec. 31, 2020 USD ($)
Advances | Sunlight
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 101	$ 79	$ 121	$ 215	$ 215
Provision for credit losses	110	60	90	(76)
Ending Balance	211	139	211	139	121
Financing Receivable [Roll Forward]
Provision for credit losses	(110)	(60)	(90)	76
Loans and Loan Participation | Sunlight
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	114	65	125	96	96
Provision for credit losses	326	294	1,082	554
Realized losses	(329)	(276)	(1,096)	(567)
Ending Balance	111	83	111	83	125
Financing Receivable [Roll Forward]
Beginning Balance	5,065	5,577	5,333	5,130	5,130
Purchases, net	328	568	1,170	1,487
Proceeds from principal repayments, net	(413)	(351)	(832)	(625)
Accretion of loan discount	53	44	118	106
Provision for credit losses	(326)	(294)	(1,082)	(554)
Ending Balance	$ 4,707	5,544	4,707	5,544	$ 5,333
Residential solar loans
Financing Receivable [Roll Forward]
Number of loans purchased | loan	0
Residential solar loans | Sunlight
Financing Receivable [Roll Forward]
Purchases, net	$ 0	$ 300	$ 100	$ 1,000
Number of loans purchased | loan		229	54	665
Indirect Channel Loans | Sunlight
Financing Receivable [Roll Forward]
Purchases, net	$ 300	$ 200	$ 1,100	$ 500
Number of loans purchased | loan	17	10	51	24